Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVENUES:
Voyage Revenues	$ 1,849,860	$ 1,502,491	$ 1,113,859
Voyage revenue - related parties (Notes 3 and 19)	210,087	0	0
Total voyage revenue	2,059,947	1,502,491	1,113,859
Income from investments in leaseback vessels	23,947	8,915	0
Revenues	2,083,894	1,511,406	1,113,859
EXPENSES:
Voyage expenses	(371,058)	(275,856)	(49,069)
Charter-in hire expenses (Note 2(q))	(706,569)	(340,926)	0
Voyage expenses-related parties (Note 3)	(21,566)	(13,993)	(15,418)
Vessels' operating expenses	(240,207)	(258,088)	(269,231)
General and administrative expenses	(22,091)	(15,674)	(9,737)
General and administrative expenses - related parties (Note 3)	(11,376)	(8,542)	(9,792)
Management and agency fees-related parties (Note 3)	(59,281)	(56,254)	(46,735)
Amortization of dry-docking and special survey costs (Note 8)	(23,627)	(19,782)	(13,486)
Depreciation (Notes 7, 12 and 24)	(164,206)	(166,340)	(165,998)
Gain on sale of vessels, net (Notes 7 and 12 (c))	3,788	112,220	126,336
Loss on vessels held for sale (Note 7)	0	(2,305)	0
Vessels' impairment loss (Notes 7 and 8)	0	(434)	(1,691)
Foreign exchange gains / (losses)	(5,440)	2,576	3,208
Operating income	462,261	468,008	662,246
OTHER INCOME / (EXPENSES):
Interest income	33,185	32,447	5,956
Interest and finance costs (Note 20)	(133,123)	(144,429)	(122,233)
Income from equity method investments (Note 10)	12	764	2,296
Other, net	2,873	6,941	3,729
Gain / (loss) on derivative instruments, net (Note 22)	(48,874)	17,288	2,698
Total other expenses, net	(145,927)	(86,989)	(107,554)
Net income	316,334	381,019	554,692
Net loss attributable to the non-controlling interest (Note 16)	3,585	4,730	263
Net income attributable to Costamare Inc.	319,919	385,749	554,955	[1]
Earnings allocated to Preferred Stock (Note 18)	(23,796)	(31,068)	(31,068)
Net income available to Common Stockholders	$ 290,677	$ 354,681	$ 523,887
Earnings per common share, basic and diluted (Note 18) (in dollars per share)	$ 2.44	$ 2.95	$ 4.26
Weighted average number of shares, basic and diluted (Note 18) (in shares)	119,299,405	120,299,172	122,964,358
Series E Preferred Stock [Member]
OTHER INCOME / (EXPENSES):
Deemed dividend in redemption of Series E Preferred Stock (Note 17)	$ (5,446)	$ 0	$ 0

[1]	Net income excludes net loss attributable to non-controlling interest of $263, $6,608 and $6,839 during the years ended December 31, 2022, 2023 and 2024, respectively. Temporary equity - non-controlling interest in subsidiary is reflected outside of the permanent stockholders’ equity on the December 31, 2023 and 2024 consolidated balance sheets. See Note 16 of the Notes to the Consolidated Financial Statements.